Employee Benefits Expense - Summary of Employee Benefits Expense (Details) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Disclosure Of Attribution Of Expenses By Nature To Their Function [Line Items]
Total employee benefits expense	€ 309,015	€ 286,203	€ 256,373
Cost of Sales
Disclosure Of Attribution Of Expenses By Nature To Their Function [Line Items]
Wages and salaries	186,833	175,090	154,852
Social security costs	41,364	40,025	30,721
Pension costs	7,346	7,036	5,970
Share-based payment expense	132	113	287
Selling and marketing expenses
Disclosure Of Attribution Of Expenses By Nature To Their Function [Line Items]
Wages and salaries	13,504	12,423	13,978
Social security costs	2,590	2,442	1,606
Pension costs	409	390	433
Share-based payment expense	427	57	1,024
General and Administrative Expenses
Disclosure Of Attribution Of Expenses By Nature To Their Function [Line Items]
Wages and salaries	29,487	24,518	22,272
Social security costs	5,299	4,846	3,612
Pension costs	1,116	699	510
Share-based payment expense	1,422	1,639	5,991
Research and development expenses
Disclosure Of Attribution Of Expenses By Nature To Their Function [Line Items]
Wages and salaries	16,352	14,430	12,463
Social security costs	2,101	1,862	1,496
Pension costs	679	466	358
Share-based payment expense	€ (46)	€ 167	€ 800